Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets
	December 31, 2021	December 31, 2020
	US$	US$
Land use rights	814,865	795,833
Patents	31,384	30,651
Software	10,201	9,962
Trademarks	131,814	128,736
Total	988,264	965,182
Less: accumulated amortization	426,263	389,663
Intangible assets, net	562,001	575,519

Schedule of company’s amortization expenses
2022	$23,438
2023	16,297
2024	16,297
2025	16,297
2026	16,297
Thereafter	473,375
$562,001